July 16, 2010

Document Control
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:           The American Funds Tax-Exempt Series I; File Nos. 33-5270 and 811-4653

Dear Sir or Madam:

On behalf of The American Funds Tax-Exempt Series I (the “Registrant”) and pursuant to Rule 485(a) under the Securities Act of 1933, as amended, attached for filing via EDGAR is Form N-1A of the Registrant, which includes Post-Effective Amendment No. 34 to the Registration Statement under the Securities Act of 1933 and Amendment No. 33 to the Registration Statement under the Investment Company Act of 1940 (the “Amendment”).  It is intended that this Amendment become effective on October 1, 2010.

Please note that this registration statement has been updated based upon the U.S. Securities and Exchange Commission’s revised N-1A corporate governance disclosure requirements, as well as the Registrant’s reorganization as a Delaware statutory trust and its revised fundamental investment policies that were approved by shareholders of the Registrant at a meeting of shareholders on November 24, 2009.

Should you have any questions regarding the attached, please phone me at (202) 842-5302.

Sincerely,

/s/ Michael W. Stockton
Michael W. Stockton
Assistant Secretary

Attachment